CIM Real Assets & Credit Fund		Consolidated Schedule of Investments
				December 31, 2024 (Unaudited)

Shares					Fair Value
	Common Stock - 5.58%
	Private - 5.55%
199	Avison Young Common Equity (a),(c),(e)				$-
288,507	Avison Young Preferred Equity (12.50% PIK) (a),(c),(m),(o)				-
583,271	Boca Homecare Holdings, Inc. (Equity) (a),(b),(c),(e)				305,619
155,086	CGA Holdings, Inc., Class A (a),(b),(c)				160,930
213	IENTC 1, LLC (a),(c),(d),(e)				15,040,000
					15,506,549

	Real Estate Investment Trust - 0.03%
396,170	Creative Media & Community Trust Corp. (f)				89,138

	Total Common Stock (Cost $7,644,166)				15,595,687

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity Date
	Bank Loans - 15.70%
	Commercial Services & Supplies - 0.48%
328,042	RumbleON, Inc. Delay Draw Term Loan (a),(b),(c),(g),(o),(p)	3M SOFR + CSA + 8.750% (7.25% Cash, 1.50% PIK)	13.597	8/31/2026	311,312
1,087,003	RumbleON, Inc. Term Loan (a),(b),(c),(g),(o),(p)	3M SOFR + CSA + 8.750% (7.25% Cash, 1.50% PIK)	13.597	8/31/2026	1,031,566
					1,342,878
	Electrical Equipment - 0.14%
800,000	Redstone HoldCo 2 LP, Second Lien Initial Term Loan (a),(g),(p)	3M SOFR + CSA + 7.750%	12.597	4/27/2029	382,004

	Energy Equipment & Services - 0.96%
2,879,774	Exponential Power, Inc., Term Loan (a),(b),(c),(g),(o),(p)	3M SOFR + CSA + 7.750% (6.75% Cash, 1.00% PIK)	12.346	5/12/2026	2,683,949

	Food & Beverage - 0.35%
833,333	BCPE North Star US Holdco 2, Inc. 2L Term Loan (a),(g),(p)	1M SOFR + CSA + 7.250%	11.721	6/8/2029	773,958
500,000	Bengal Debt Merger SUB, LLC Term Loan 1L (g),(p)	3M SOFR + CSA + 6.000%	10.429	1/24/2030	176,875
50,603	City Brewing Company, LLC Term Loan (a),(g)	3M SOFR + 6.250%	10.906	4/5/2028	38,458
					989,291

	Health Care Equipment & Supplies - 0.78%
163,043	Kreg LLC, Revolver (a),(b),(c),(g),(h)	3M SOFR + 6.250%	0.500	12/20/2026	155,054
2,144,109	Kreg LLC, Term Loan (a),(b),(c),(g),(o),(p)	3M SOFR + CSA + 6.750% (4.25% Cash, 2.50% PIK)	11.229	12/20/2026	2,039,048
					2,194,102
	Health Care Providers & Services - 7.79%
580,645	Boca Home Care Holdings Revolver (a),(b),(c),(g),(h)	1M SOFR + 6.500%	1.000	2/25/2027	576,581
4,332,339	Boca Home Care Holdings, Inc Delayed Draw Term Loan (a),(b),(c),(g),(p)	1M SOFR + CSA + 6.500%	10.957	2/25/2027	4,302,012
881,148	CVAUSA Management, LLC Primary Delayed Draw Term Loan (a),(b),(c),(g),(h)	3M SOFR + 6.500%	1.000	5/22/2029	898,771
368,852	CVAUSA Management, LLC Secondary Delayed Draw Term Loan (a),(b),(c),(g),(h)	3M SOFR + 6.500%	1.000	5/22/2029	376,230
285,714	CVAUSA Management, LLC, Revolver, Term Loan (a),(b),(c),(g),(h)	3M SOFR + 6.500%	0.500	5/22/2028	285,714
2,434,543	CVAUSA Management, LLC, Term Loan (a),(b),(c),(g),(r)	SOFR + 6.500%	10.921	5/22/2029	2,483,234
703,904	Honor HN Buyer, Inc. Delayed Draw Term Loan 1 (a),(b),(c),(g),(p)	3M SOFR + CSA + 5.750%	10.229	10/15/2027	703,904
785,114	Honor HN Buyer, Inc. Delayed Draw Term Loan 2 (a),(b),(c),(g),(p)	3M SOFR + CSA + 5.750%	11.229	10/15/2027	785,114
132,013	Honor HN Buyer, Inc. Revolver (a),(b),(c),(g),(h)	Prime + 4.750%	12.750	10/15/2027	132,013
1,113,086	Honor HN Buyer, Inc. Term Loan (a),(b),(c),(g),(p)	3M SOFR + CSA + 5.750%	10.229	10/15/2027	1,113,086
1,026,443	MedMark Services, Inc., Delayed Draw Term Loan (a),(c),(g),(p),(r)	SOFR + CSA + 8.500%	13.096	6/11/2028	960,750
378,788	MedMark Services, Inc., Second Lien Term Loan (a),(c),(g),(p)	3M SOFR + CSA + 8.500%	13.090	6/11/2028	354,545
297,872	MEDRINA, LLC Delayed Draw Term Loan (a),(b),(c),(g),(h)	3M SOFR + 6.000%	1.000	10/20/2029	300,851
212,766	MEDRINA, LLC Revolver (a),(b),(c),(g),(h)	3M SOFR + 6.000%	0.500	10/20/2029	212,766
1,474,468	MEDRINA, LLC Term Loan (a),(b),(c),(g)	6M SOFR + 6.000%	10.444	10/20/2029	1,489,213
333,333	One GI Intermediate LLC, Revolver Upsize (a),(b),(c),(g),(p)	1M SOFR + CSA + 6.750%	11.235	12/22/2025	323,667
1,701,875	One GI Intermediate LLC, Tranche B Delayed Draw Term Loan (a),(b),(c),(g),(p)	1M SOFR + CSA + 6.750%	11.207	12/22/2025	1,652,521
896,897	One GI Intermediate LLC, Tranche C Delayed Draw Term Loan (a),(b),(c),(g),(p)	1M SOFR + CSA + 6.750%	11.207	12/22/2025	870,887
3,939,278	Spectrum Vision Holdings, LLC, Fifteenth Amendment Term Loan (a),(b),(c),(g),(p)	3M SOFR + CSA + 6.500%	11.090	11/17/2025	3,939,278
					21,761,137

CIM Real Assets & Credit Fund		Consolidated Schedule of Investments
		December 31, 2024 (Unaudited) (Continued)

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity Date	Fair Value
	Bank Loans - 15.70% (Continued)
	Professional Services - 2.41%
3,890,000	24 Seven, Inc., Term Loan (a),(b),(c),(g),(p)	1M SOFR + CSA + 6.000%	10.497	11/16/2027	$3,890,000
342,609	24 Seven Holdco, LLC 2023 Incremental Term Loan (a),(b),(c),(g),(p)	1M SOFR + CSA + 6.000%	10.497	11/16/2027	342,609
2,456,250	AIDC Intermediate Co. 2, LLC, Term Loan (a),(b),(c),(g)	1M SOFR + 5.250%	9.589	7/22/2027	2,456,250
57,447	AIDC Intermediate Co. 2, Incremental Term Loan (a),(b),(c),(g)	1M SOFR + 5.250%	9.607	7/22/2027	57,447
					6,746,306
	Real Estate Related Services - 0.80%
263,454	Avison Young Canada, Inc., 2nd PIK Term Loan (a),(g),(o),(p)	3M SOFR + CSA + 8.000% (6.50% PIK, 1.50% Cash)	12.654	3/12/2029	237,707
84,383	Avison Young Canada, Inc., 3rd PIK Lien Term Loan (a),(g),(m),(o),(p)	1M SOFR + CSA + 8.000% (6.50% PIK, 1.50% Cash)	-	3/12/2029	34,071
1,973,680	PSB Group, LLC, Term Loan (Last Out) - May 2023 (a),(b),(c),(g),(p)	3M SOFR + CSA + 7.640%	12.473	9/17/2026	1,973,680
					2,245,458
	Software - 1.99%
3,430,479	EOS-Metasource Intermediate, Inc., Term Loan (a),(b),(c),(g),(o),(p)	3M SOFR + CSA + 6.750% (6.25% Cash, 0.50% PIK)	11.340	5/17/2027	3,245,233
147,059	Shiftkey, Revolver (a),(b),(c),(g),(h)	3M SOFR + 5.750%	0.500	6/21/2027	139,559
2,300,000	Shiftkey, Term Loan (a),(b),(c),(g),(p)	3M SOFR + CSA + 5.750%	10.340	6/21/2027	2,182,700
					5,567,492

	Total Bank Loans (Cost $45,282,931)				43,912,617

	Collateralized Loan Obligations - Debt - 22.66%
1,000,000	Allegro CLO Ltd., 2020-1A, Class ER (c),(g),(i)	6M SOFR + 7.400%	12.536	7/21/2037	1,015,920
3,000,000	Atlas Senior Loan Fund Ltd., 2022-20A, Class ER (c),(g),(i)	3M SOFR + 8.100%	12.717	10/19/2037	3,091,702
2,000,000	Atlas Senior Loan Fund Ltd., 2024-23A, Class E (c),(g),(i)	3M SOFR + 7.130%	12.123	7/20/2037	2,057,255
2,450,000	Bardin Hill CLO Ltd., 2021 2A, Class E (c),(g),(i)	3M SOFR + 7.960%	12.320	10/25/2034	2,482,874
1,000,000	Barings Middle Market CLO, Ltd. 2021-I, Class D (c),(g),(i),(p)	3M SOFR + CSA + 8.650%	13.529	7/20/2033	1,004,443
2,000,000	Birch Grove CLO Ltd., 2019A, Class ERR (c),(g),(i)	3M SOFR + 6.940%	11.587	7/17/2037	1,980,000
1,003,974	Brightwood Capital MM CLO Ltd., 2023-1A, Class E (c),(g),(i)	3M SOFR + 10.360%	15.016	10/15/2035	1,022,398
4,250,000	Carlyle Global Market Strategies, 2022-4A, Class ER (c),(g),(i)	3M SOFR + 6.750%	11.376	7/25/2036	4,406,464
2,000,000	Carlyle Global Market Strategies 2022-6A, Class ER (c),(g),(i)	3M SOFR + 7.900%	12.526	10/25/2036	2,080,374
5,285,000	CFIP CLO Ltd., 2017-1A, Class ER (c),(g),(i),(p)	3M SOFR + CSA + 7.300%	12.194	10/18/2034	5,200,929
9,100,000	Elevation CLO Ltd., 2022-16, Class E (c),(g),(i)	3M SOFR + 8.300%	12.926	7/25/2034	9,191,984
500,000	Flatiron CLO Ltd., 2020-1A, Class ER (c),(g),(i)	3M SOFR + 6.400%	10.921	5/20/2036	510,602
3,000,000	Gallatin Funding Ltd 2024-1A, Class E (c),(g),(i)	3M SOFR + 8.000%	12.583	10/20/2037	3,197,753
2,000,000	Harvest US CLO Ltd 2024-2A, Class E (c),(g),(i)	3M SOFR + 6.900%	11.847	10/15/2037	2,048,511
1,250,000	LCM Ltd Partnership, 31A, Class ER (c),(g),(i)	3M SOFR + 7.250%	11.867	7/20/2034	1,222,138
5,500,000	LCM Ltd. Partnership 38A, Class E (c),(g),(i)	3M SOFR + 7.730%	12.386	10/15/2036	5,456,482
2,500,000	MCF CLO LLC, 2017-3A, Class ER (c),(g),(i),(p)	3M SOFR + CSA + 9.150%	14.029	7/20/2033	2,508,985
3,500,000	Monroe Capital MML CLO X, LLC., 2020-1A, Class ER (b),(c),(g),(i)	3M SOFR + 8.750%	13.271	5/20/2034	3,513,031
2,250,000	Northwoods Capital Ltd. 2021-25A, Class E (c),(g),(i),(p)	3M SOFR + CSA + 7.140%	12.019	7/20/2034	2,275,724
3,000,000	PennantPark CLO 2021-3A, Class E (c),(g),(i),(p)	3M SOFR + CSA + 8.140%	13.033	10/22/2032	3,013,404
2,000,000	PPM CLO Ltd. ,2022-6AR, Class ER (c),(g),(i)	3M SOFR + 8.960%	13.577	1/20/2037	2,044,586
2,000,000	Saratoga Investment Corp. CLO Ltd., 2013-1, Class F1R3 (c),(g),(i),(p)	3M SOFR + CSA + 10.000%	14.879	4/20/2033	1,456,029
3,000,000	Venture CDO, Ltd., 2022-45A, Class E (b),(c),(g),(i)	3M SOFR + 7.700%	12.317	7/20/2035	2,620,612
	Total Collateralized Loan Obligations - Debt (Cost $62,291,447)				63,402,200

CIM Real Assets & Credit Fund		Consolidated Schedule of Investments
		December 31, 2024 (Unaudited) (Continued)

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity Date	Fair Value
	Collateralized Loan Obligations - Equity - 9.43%
4,060,000	Allegro CLO Ltd., 2022-1A, Class SUB (a),(b),(c),(i),(j)		18.367	7/20/2035	$ 2,505,897
2,980,000	Apex Credit CLO LLC 2021-1A, Class SUB (a),(b),(c),(i),(j)		18.659	7/18/2034	1,804,390
3,000,000	Atlas Senior Loan Fund Ltd., 2021-17A, Class SUB (a),(b),(c),(i),(j)		17.059	10/20/2034	1,592,811
2,585,233	Brightwood Capital MM CLO Ltd., 2023-1A, Class Sub1 (a),(b),(c),(i),(j)		11.914	10/15/2035	2,043,730
5,500,000	Dryden Senior Loan Fund 2022-98A, Class SUB (a),(b),(c),(i),(j)		11.234	4/20/2035	3,223,154
3,750,000	Elevation CLO Ltd., 2018-3A, Class SUB (a),(b),(c),(i),(j)		4.837	1/25/2035	1,377,140
4,396,000	Empower CLO Ltd., 2024-1A Class SUB (a),(b),(c),(i),(j)		14.285	4/25/2037	3,249,884
7,650,000	Empower CLO Ltd., 2024-2A, Class SUB (a),(b),(c),(i),(j)		15.150	7/15/2037	6,392,225
250,000	LCM Ltd. Partnership 2031A, Class INC (a),(b),(c),(i),(j)		14.837	7/20/2034	123,397
2,750,000	Marble Point CLO XXI, Ltd., 2021-3A, Class INC (a),(b),(c),(i),(j)		11.161	10/17/2034	1,418,695
5,000,000	Steele Creek CLO Ltd., 2022-1, Class SUB (a),(b),(c),(i),(j)		10.252	4/15/2035	2,393,072
2,300,000	Trinitas CLO Ltd., 2018-8A, Class SUB (a),(b),(c),(i),(j),(q)		-	7/20/2117	236,964
	Total Collateralized Loan Obligations - Equity (Cost $33,682,566)				26,361,359

	Commercial Mortgage-Backed Securities - 20.13%
3,000,000	Atrium Hotel Portfolio Trust Class D (i),(n)		7.935	10/10/2039	2,998,890
391,000	BPR Trust 2021-TY, Class D (g),(i),(p)	1M SOFR + CSA + 2.350%	6.862	9/15/2038	385,681
1,400,000	BX Trust 2022-PSB, Class E (g),(i),(n)	1M SOFR + 6.337%	10.734	8/15/2039	1,398,961
2,800,000	BX Trust 2022-PSB, Class F (g),(i),(n)	1M SOFR + 7.333%	11.730	8/15/2039	2,797,699
3,000,000	BXSC Commercial Mortgage Trust 2022-WSS, Class F (g),(i),(n)	1M SOFR + 5.329%	9.727	3/15/2035	2,979,811
4,082,462	Campus Drive Secured Lease-Backed Pass-Though Trust, Series C (a),(i)		6.912	6/15/2058	2,523,451
4,500,000	CXP Trust 2022-CXP1, Class E (a),(i),(m)		-	12/15/2038	351,000
1,500,000	CXP Trust 2022-CXP1, Class F (a),(i),(m)		-	12/15/2038	-
8,694,418	Extended Stay America Trust 2021-ESH, Class F (g),(i),(n),(p)	1M SOFR + CSA + 3.700%	8.211	7/15/2038	8,737,374
2,500,000	HTL Commercial Mortgage Trust 2024-T53, Class D (g),(i),(n)		8.471	5/10/2039	2,552,558
4,034,600	ILPT Commercial Mortgage Trust 2022-LPF2, Class E (g),(i),(n)	1M SOFR + 5.940%	10.337	10/15/2039	4,017,843
3,750,000	La Quinta Mortgage Trust 2023-LAQ, Class D (g),(i),(n)	1M SOFR + 4.188%	8.586	3/15/2036	3,740,002
3,000,000	MCR Mortgage Trust 2024-HF1, Class E (g),(i),(n)	1M SOFR + 4.190%	8.800	12/15/2041	2,997,771
3,710,000	One New York Plaza Trust 2020-1NYP, Class B (g),(i),(n)	1M SOFR + 1.500%	6.012	1/15/2036	3,433,378
1,811,000	TWO VA Repack Trust B2, Class B2 (a),(e),(i),(k)		-	11/15/2033	762,431
166,323	VA Gilbert AZ Subordinated Note Lease-Backed Pass -Through Trust (a),(i)		12.997	3/15/2034	194,852
4,010,000	Wells Fargo Commercial Mortgage Trust 2021-FCMT, Class D (g),(i),(n),(p)	1M SOFR + CSA + 3.500%	8.012	5/15/2031	3,893,301
1,000,000	Wells Fargo Commercial Mortgage Trust 2021-FCMT, Class F (g),(i),(n),(p)	1M SOFR + CSA + 5.900%	10.412	5/15/2031	937,801
7,500,000	WMRK Commercial Mortgage Trust 2022-WMRK, Class E (g),(i),(n)	1M SOFR + 5.676%	10.073	11/15/2035	7,569,038
4,000,000	WCORE Commercial Mortgage Trust 2024-CORE, Class E (g),(i),(n)	1M SOFR + 3.939%	8.639	11/15/2041	4,007,247
	Total Commercial Mortgage-Backed Securities (Cost $62,135,518)				56,279,089

Cost Basis ($)
	Direct Real Estate - 29.31%
6,023,003	1902 Park Avenue (Los Angeles) Owner, L.P. (a),(d)				5,729,748
5,107,443	3816-3822 W Jefferson Blvd (a)				3,770,456
4,590,582	4707 W Jefferson Blvd (a)				3,270,901
5,058,174	4901 W Jefferson Blvd - Los Angeles, CA (a)				4,889,009
20,861,281	Del Mar Terrace - Phoenix, AZ (a),(d)				11,197,587
13,701,343	EPIC Dallas (a),(d)				11,951,261
12,815,974	127, 165 & 171 S. La Brea (a)				12,815,974
2,673,059	101 N. & 145 S. La Brea (a)				2,673,059
31,147,664	Sora Multifamily Residential Property (a)				20,973,020
5,151,761	Vale at the Parks - DC (a),(d)				4,713,547
	Total Direct Real Estate (Cost $107,130,284)				81,984,562

Principal Amount ($)
	Loan Accumulation Facility - 0.89%
2,500,000	Allegro CLO XVII Ltd Warehouse (a),(b),(c)		17.500	4/22/2026	2,500,000
	Total Loan Accumulation Facility (Cost $2,500,000)

CIM Real Assets & Credit Fund		Consolidated Schedule of Investments
		December 31, 2024 (Unaudited) (Continued)

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity Date	Fair Value
	Real Estate-Related Loans and Securities - 10.35%
1,645,000	IENTC 2, LLC (a),(c),(d),(g)	1M SOFR + 9.750%	14.323	3/31/2031	$1,645,000
2,115,000	IENTC 2, LLC 2023 (a),(c),(d),(g)	1M SOFR + 7.000%	11.573	3/31/2031	2,115,000
1,582,619	IENTC 2, LLC 2023 Delayed Draw Term Loan B-1 1 (a),(c),(d),(g)	1M SOFR + 7.000%	11.357	3/31/2031	1,582,619
62,381	IENTC 2, LLC 2023 Delayed Draw Term Loan B-1 2 (a),(c),(d),(g)	1M SOFR + 9.750%	14.107	3/31/2031	62,381
8,225,000	IENTC 2, LLC Delayed Draw Term Loan B-1 (a),(c),(d),(g)	1M SOFR + 9.750%	14.323	3/31/2031	8,225,000
10,181,371	Society Las Olas - PMG Greybook Riverfront I LLC (a),(c),(d),(g)	1M SOFR + 1.720%	6.203	1/7/2025	10,175,405
5,151,984	Society Las Olas 301 - S 1st Avenue Holdings LLC (a),(c),(d),(g)	1M SOFR + 7.073%	11.556	1/7/2025	5,148,965
	Total Real Estate-Related Loans and Securities (Cost $28,963,095)				28,954,370

Shares		Expiration Date	Strike Price
	Warrant — 0.01%
	Internet Media & Services - 0.01%
7,576	RumbleON, Inc. (a),(b),(c),(e)	8/14/2028	$33.00		14,202
	Total Warrant (Cost $83,469)

	Short-Term Investments - 5.86%
	Money Market Funds - 5.86%
15,799,949	First American Treasury Obligations Fund, Class Z, 4.33% (l)				15,799,949
600,773	Fidelity Treasury Portfolio, Class I, 4.32% (l)				600,773
	Total Short-Term Investments (Cost $16,400,722)				16,400,722

	Total Investments - 119.92% (Cost $366,114,198)				$335,404,808
	Liabilities in Excess of Other Assets - (19.92%)				(55,727,393)
	Net Assets 100.00%				$279,677,415

(a)	Fair value of this security was determined using significant, unobservable inputs and was determined in accordance with Rule 2a-5 under the Investment Company Act of 1940, as amended (the “1940 Act”), and as such, is categorized as Level 3 on the Fair Value Hierarchy.
(b)	A co-investment, completed under an order for exemptive relief granted by the U.S. Securities and Exchange Commission ("SEC") on August 4, 2020, that is advised by the OFS Adviser.
(c)	Restricted security.
(d)	A co-investment, completed under an order for exemptive relief granted by the SEC on August 4, 2020, that is advised by the CIM Sub-Adviser.
(e)	Non-income producing security.
(f)	Investment in affiliate.
(g)	Variable or floating rate security. The rate in effect as of December 31, 2024 is based on the reference rate plus the displayed spread as of the security's last reset date.
(h)	This Investment or portion thereof was not funded as of December 31, 2024. The Fund had $3,052,612 at par value in unfunded commitments as of December 31, 2024.
(i)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2024, the total market value of 144A securities is $146,042,648 or 52.22% of net assets.
(j)	Collateralized loan obligation ("CLO") subordinated notes are residual positions in the CLO vehicle. CLO subordinated notes are entitled to distributions that are generally equal to the residual cash flows of the underlying securities less contractual payments to debt holders and fund expenses. The effective yield is estimated based upon the amount and timing of these distributions in addition to the estimated amount of terminal distribution. Effective yields for the CLO equity positions are updated generally once a quarter in connection with a transaction, such as an add-on purchase, refinancing or reset. The estimated yield and investment cost may ultimately not be realized. Estimated yields are periodically adjusted based on information reported by the CLO as of the date of determination.
(k)	Zero coupon bond.
(l)	Rate disclosed is the seven day effective yield as of December 31, 2024.
(m)	Investment was on non-accrual status as of December 31, 2024. Interest payments subsequently received on non-accrual investments, if any, will be recognized as income when received or applied to cost depending upon management’s judgment.
(n)	All or a portion of the security is pledged as collateral for open reverse repurchase agreements.
(o)	Payment-in-kind ("PIK") security for which interest may be paid in cash or additional principal.
(p)	Security has a credit spread adjustment ("CSA") to account for the difference between London Interbank Offered Rate ("LIBOR") and SOFR.
(q)	As of December 31, 2024, the effective accretable yield has been estimated to be 0%, as the aggregate amount of projected distributions, including projected distributions related to liquidations of the underlying portfolio upon the security's anticipated redemption, is equal to or less than current amortized cost. Projected distributions are monitored and re-evaluated quarterly. All actual distributions received will be recognized as reductions to amortized cost until such time, if and when occurring, a future aggregate amount of then-projected distributions exceeds the security's then-current amortized cost, at which point the Company would resume recognizing income based on the updated effective accretable yield.
(r)	Security has more than one contract with varying floating benchmark rates indexed to Secured Overnight Financing Rate ("SOFR").

CIM Real Assets & Credit Fund			Consolidated Schedule of Investments
				December 31, 2024 (Unaudited)

Reverse Repurchase Agreement
Counterparty	Interest Rate	Trade Date	Maturity Date	Collateral Fair Value	Principal Amount	Value
JP Morgan	1M SOFR + 1.35%	12/24/2024	1/24/2025	$1,398,961	$1,054,000	$1,054,000
JP Morgan	1M SOFR + 1.15%	12/24/2024	1/24/2025	2,998,890	2,559,000	2,559,000
JP Morgan	1M SOFR + 1.40%	12/24/2024	1/24/2025	2,797,699	1,974,000	1,974,000
JP Morgan	1M SOFR + 1.35%	12/24/2024	1/24/2025	4,017,843	3,013,000	3,013,000
JP Morgan	1M SOFR + 1.10%	12/24/2024	1/24/2025	3,893,301	2,992,000	2,992,000
JP Morgan	1M SOFR + 1.35%	12/24/2024	1/24/2025	937,801	589,000	589,000
JP Morgan	1M SOFR + 1.25%	12/24/2024	1/24/2025	7,569,038	5,286,000	5,286,000
JP Morgan	1M SOFR + 1.30%	12/24/2024	1/24/2025	4,007,247	3,015,000	3,015,000
JP Morgan	1M SOFR + 1.35%	12/24/2024	1/24/2025	2,997,771	2,275,000	2,275,000
JP Morgan	1M SOFR + 1.40%	12/24/2024	1/24/2025	2,979,811	2,115,000	2,115,000
JP Morgan	1M SOFR + 1.40%	12/24/2024	1/24/2025	8,737,374	6,553,000	6,553,000
JP Morgan	1M SOFR + 1.15%	12/24/2024	1/24/2025	2,552,558	2,037,000	2,037,000
JP Morgan	1M SOFR + 1.15%	12/24/2024	1/24/2025	3,740,002	3,177,000	3,177,000
JP Morgan	1M SOFR + 1.05%	12/24/2024	1/24/2025	3,433,378	2,936,000	2,936,000

Total Reverse Repurchase Agreements						$39,575,000

Reference Rate:
1M SOFR - 1 Month SOFR as of December 31, 2024 was 4.33249%

CIM Real Assets & Credit Fund		Consolidated Schedule of Investments
		December 31, 2024 (Unaudited)
Restricted Securities

Issuer Description	Acquisition Date	Cost	Fair Value	Fair Value as a Percentage of Net Assets
24 Seven Holdco, LLC 2023 Incremental Term Loan	3/1/2023	$334,234	$342,609	0.12%
24 Seven, Inc., Term Loan	1/28/2022	3,867,380	3,890,000	1.39%
AIDC Intermediate Co 2, LLC, Term Loan	7/22/2022	2,427,829	2,456,250	0.88%
AIDC Intermediate Co. 2, Incremental Term Loan	7/31/2023	56,520	57,447	0.02%
Allegro CLO Ltd., 2020-1A, Class ER	7/12/2024	1,000,000	1,015,920	0.36%
Allegro CLO Ltd., 2022-1A, Class SUB	4/29/2022	2,863,193	2,505,897	0.90%
Allegro CLO XVII Ltd, Warehouse	5/15/2024	2,500,000	2,500,000	0.89%
Apex Credit CLO LLC 2021-1A, Class SUB	5/28/2021	2,208,521	1,804,390	0.64%
Atlas Senior Loan Fund Ltd., 2021-17A, Class SUB	9/20/2021	2,224,940	1,592,811	0.57%
Atlas Senior Loan Fund Ltd., 2022-20A, Class ER	9/25/2024	2,911,335	3,091,702	1.10%
Atlas Senior Loan Fund Ltd., 2024-23A, Class E	5/31/2024	1,957,085	2,057,255	0.73%
Avison Young Common Equity	3/12/2024	212,208	-	0.00%
Avison Young Preferred Equity	3/12/2024	213,549	-	0.00%
Bardin Hill CLO Ltd., 2021 2A, Class E	6/4/2024	2,450,000	2,482,874	0.89%
Barings Middle Market CLO, Ltd. 2021-I, Class D	6/30/2021	990,272	1,004,443	0.36%
Birch Grove CLO Ltd., 2019A, Class ERR	4/23/2024	1,981,688	1,980,000	0.71%
Boca Home Care Holdings Revolver	2/25/2022	574,839	576,581	0.21%
Boca Home Care Holdings, Inc. Delayed Draw Term Loan	2/25/2022	4,296,422	4,302,012	1.54%
Boca Homecare Holdings, Inc. (Equity)	2/25/2022	583,271	305,619	0.11%
Brightwood Capital MM CLO Ltd., 2023-1A, Class E	9/8/2023	925,031	1,022,398	0.36%
Brightwood Capital MM CLO Ltd., 2023-1A, Class Sub1	9/8/2023	2,336,650	2,043,730	0.73%
Carlyle Global Market Strategies 2022-6A, Class ER	10/10/2023	1,964,131	2,080,374	0.74%
Carlyle Global Market Strategies, 2022-4A, Class ER	7/12/2024	4,250,000	4,406,464	1.57%
CFIP CLO Ltd., 2017-1A, Class ER	4/8/2022	5,095,600	5,200,929	1.86%
CGA Holdings, Inc., Class A	3/3/2023	155,086	160,930	0.06%
CVAUSA Management LLC, Revolver, Term Loan	5/22/2023	285,714	285,714	0.10%
CVAUSA Management, LLC Primary Delayed Draw Term Loan	5/22/2023	881,148	898,771	0.32%
CVAUSA Management, LLC Secondary Delayed Draw Term Loan	5/22/2023	368,852	376,230	0.13%
CVAUSA Management, LLC, Term Loan	5/22/2023	2,398,362	2,483,234	0.89%
Dryden Senior Loan Fund 2022-98A, Class SUB	2/3/2022	4,300,169	3,223,154	1.15%
Elevation CLO Ltd., 2018-3A, Class SUB	12/6/2021	2,535,904	1,377,140	0.49%
Elevation CLO Ltd., 2022-16, Class E	6/2/2022	8,845,222	9,191,984	3.29%
Empower CLO Ltd., 2024-1A Class SUB	2/7/2024	3,447,133	3,249,884	1.16%
Empower CLO Ltd., 2024-2A, Class SUB	5/24/2024	6,875,103	6,392,225	2.29%
EOS-Metasource Intermediate, Inc., Term Loan	5/17/2022	3,411,553	3,245,233	1.16%
Exponential Power, Inc., Term Loan	5/17/2023	2,852,300	2,683,949	0.96%
Flatiron CLO Ltd., 2020-1A, Class ER	3/25/2024	500,000	510,602	0.18%
Gallatin Funding Ltd 2024-1A, Class E	10/24/2024	3,000,000	3,197,753	1.14%
Harvest US CLO Ltd 2024-2A, Class E	8/1/2024	2,000,000	2,048,511	0.73%
Honor HN Buyer, Inc. Delayed Draw Term Loan 1	10/15/2021	703,904	703,904	0.25%
Honor HN Buyer, Inc. Delayed Draw Term Loan 2	3/31/2023	785,114	785,114	0.28%
Honor HN Buyer, Inc. Revolver	10/15/2021	132,013	132,013	0.05%
Honor HN Buyer, Inc. Term Loan	10/15/2021	1,101,849	1,113,086	0.40%
IENTC 1, LLC	3/31/2022	3,773,812	15,040,000	5.38%
IENTC 2, LLC	3/31/2022	1,645,000	1,645,000	0.59%
IENTC 2, LLC 2023	12/13/2023	2,115,000	2,115,000	0.76%
IENTC 2, LLC 2023 Delayed Draw Term Loan B-1 1	12/13/2023	1,582,619	1,582,619	0.57%
IENTC 2, LLC 2023 Delayed Draw Term Loan B-1 2	12/13/2023	62,381	62,381	0.02%
IENTC 2, LLC Delayed Draw Term Loan B-1	3/31/2022	8,225,000	8,225,000	2.94%
Kreg LLC, Revolver	12/20/2021	162,228	155,054	0.06%
Kreg LLC, Term Loan	12/20/2021	2,136,728	2,039,048	0.73%
LCM Ltd Partnership, 31A, Class ER	7/1/2024	1,194,273	1,222,138	0.44%
LCM Ltd. Partnership 2031A, Class INC	12/18/2020	169,703	123,397	0.04%
LCM Ltd. Partnership 38A, Class E	8/24/2023	5,353,284	5,456,482	1.95%
Marble Point CLO XXI, Ltd., 2021-3A, Class INC	8/24/2021	2,025,577	1,418,695	0.51%
MCF CLO LLC, 2017-3A, Class ER	5/26/2021	2,478,884	2,508,985	0.90%
MedMark Services, Inc., Delayed Draw Term Loan	9/30/2022	1,026,443	960,750	0.34%
MedMark Services, Inc., Second Lien Term Loan	6/10/2021	375,696	354,545	0.13%
MEDRINA, LLC Delayed Draw Term Loan	10/20/2023	294,149	300,851	0.11%
MEDRINA, LLC Revolver	10/20/2023	207,447	212,766	0.08%
MEDRINA, LLC Term Loan	10/20/2023	1,442,952	1,489,213	0.53%
Monroe Capital MML CLO X, LLC., 2020-1A, Class ER	4/22/2022	3,362,720	3,513,031	1.26%
Northwoods Capital Ltd. 2021-25A, Class E	6/25/2021	2,193,851	2,275,724	0.81%
One GI Intermediate LLC, Revolver Upsize	12/13/2021	333,333	323,667	0.12%
One GI Intermediate LLC, Tranche B Delayed Draw Term Loan	12/13/2021	1,696,356	1,652,521	0.59%
One GI Intermediate LLC, Tranche C Delayed Draw Term Loan	12/13/2021	896,897	870,887	0.31%
PennantPark CLO 2021-3A, Class E	10/1/2021	2,947,666	3,013,404	1.08%
PPM CLO Ltd. ,2022-6AR, Class ER	12/1/2023	1,944,658	2,044,586	0.73%
PSB Group, LLC, Term Loan (Last Out) - May 2023	5/1/2023	1,962,566	1,973,680	0.71%
RumbleOn, Inc., (Warrant)	8/31/2021	83,469	14,202	0.01%
RumbleOn, Inc., Delayed Draw Term Loan	8/31/2021	328,042	311,312	0.11%
RumbleOn, Inc., Term Loan	8/31/2021	1,061,679	1,031,566	0.37%
Saratoga Investment Corp. CLO Ltd., 2013-1, Class F1R3	8/10/2021	1,998,895	1,456,029	0.52%
Shiftkey, Revolver	6/21/2022	147,059	139,559	0.05%
Shiftkey, Term Loan	6/21/2022	2,287,281	2,182,700	0.78%
Society Las Olas - PMG Greybook Riverfront I LLC	9/23/2021	10,181,110	10,175,405	3.64%
Society Las Olas 301 - S 1st Avenue Holdings LLC	6/7/2022	5,151,984	5,148,965	1.84%
Spectrum Vision Holdings, LLC	5/2/2023	3,935,018	3,939,278	1.41%
Steele Creek CLO Ltd., 2022-1, Class SUB	3/1/2022	3,598,379	2,393,072	0.86%
Trinitas CLO Ltd., 2018-8A, Class SUB	3/4/2021	1,097,293	236,964	0.08%
Venture CDO, Ltd., 2022-45A, Class E	4/18/2022	2,946,851	2,620,612	0.94%
		$175,230,407	$179,008,224	64.01%

CIM Real Assets & Credit Fund		Consolidated Schedule of Investments
				December 31, 2024 (Unaudited)

TOTAL RETURN SWAP CONTRACTS (a)							Net Unrealized
		Notional		Payment	Termination		Appreciation
Counterparty	Reference Entity/Obligation	Amount	Fund Pays	Frequency	Date	Fair Value	(Depreciation)
Citibank, N.A.	1011778 B.C. Unlimited Liability Company, Term Loan B-6, 1M SOFR + 1.75%	$498,127	3M SOFR + 1.50%	Monthly	9/23/2030	$496,984	$ (1,182)
Citibank, N.A.	84 Lumber Company, Term B-1 Loan, 1M SOFR + 2.25%	70,538	3M SOFR + 1.50%	Monthly	11/1/2030	71,314	776
Citibank, N.A.	ABG Intermediate Holdings 2 LLC, 2024 Refinancing Term Loan (First Lien), 1M SOFR + 2.25%	682,532	3M SOFR + 1.50%	Monthly	12/21/2028	694,575	11,974
Citibank, N.A.	Academy, LTD., Initial Term Loan (2021), 1M SOFR + CSA + 3.75% (b)(f)	262,376	3M SOFR + 1.50%	Monthly	11/5/2027	261,585	(124)
Citibank, N.A.	Acuren, Term Loan B, 1M SOFR + 3.50%	30,303	3M SOFR + 1.50%	Monthly	7/30/2031	30,587	284
Citibank, N.A.	ADMI Corp., Amendment No. 5 Incremental Term Loan, 1M SOFR + CSA + 3.75% (f)	778,347	3M SOFR + 1.50%	Monthly	12/23/2027	770,524	(9,641)
Citibank, N.A.	Advantage Sales & Marketing Inc., Term B-2 Loan (First Lien), 3M SOFR + CSA + 4.25% (f)	746,813	3M SOFR + 1.50%	Monthly	10/28/2027	745,704	(1,109)
Citibank, N.A.	AHP Health Partners, 2024 Term B Loan, 1M SOFR + 2.75%	250,247	3M SOFR + 1.50%	Monthly	8/24/2028	253,557	3,310
Citibank, N.A.	AL GCX Holdings LLC, Initial Term Loan, 1M SOFR + 2.75%	495,568	3M SOFR + 1.50%	Monthly	4/20/2029	498,921	3,389
Citibank, N.A.	Allen Media, LLC, Initial Term Loan (2021), 3M SOFR + CSA + 5.50% (b)(f)	1,478,295	3M SOFR + 1.50%	Monthly	2/10/2027	982,730	(503,448)
Citibank, N.A.	Allied Universal, Initial U.S. Dollar Term Loan, 1M SOFR + CSA + 3.75% (f)	482,575	3M SOFR + 1.50%	Monthly	5/14/2028	487,187	3,596
Citibank, N.A.	AMENTUM GOVERNMENT SERVICES HOLDINGS LLC, Initial Term Loan, 1M SOFR + 2.25%	490,714	3M SOFR + 1.50%	Monthly	7/30/2031	489,690	(1,027)
Citibank, N.A.	American Airlines, Inc., 2024 Replacement Term Loan, 3M SOFR + 2.25%	272,250	3M SOFR + 1.50%	Monthly	6/4/2029	275,859	3,085
Citibank, N.A.	American Airlines, Inc., Tenth Amendment Extended Term Loan, 1M SOFR + CSA + 2.25% (f)	493,518	3M SOFR + 1.50%	Monthly	2/15/2028	497,872	4,353
Citibank, N.A.	American Axle & Manufacturing, Inc., New Tranche B Term Loan, SOFR + 3.00% (e)	967,686	3M SOFR + 1.50%	Monthly	12/13/2029	988,721	18,748
Citibank, N.A.	Amynta Agency Borrower Inc., 2024 Refinancing Term Loan (First Lien), 1M SOFR + 3.00%	900,624	3M SOFR + 1.50%	Monthly	12/6/2031	904,567	3,617
Citibank, N.A.	AP Core Holdings II, LLC, Term B-1 Loan (First Lien), 1M SOFR + CSA + 5.50% (f)	802,311	3M SOFR + 1.50%	Monthly	9/1/2027	795,700	(11,766)
Citibank, N.A.	Arches Buyer Inc., Refinancing Term Loan, 1M SOFR + CSA + 3.25% (f)	823,428	3M SOFR + 1.50%	Monthly	12/6/2027	815,308	(11,169)
Citibank, N.A.	ARCLINE FM HLDGS, LLC, 2024-2 New Term Loan (First Lien), SOFR + 4.50% (e)	115,240	3M SOFR + 1.50%	Monthly	6/23/2028	116,226	973
Citibank, N.A.	Asurion, LLC, New B-10 Term Loan, 1M SOFR + CSA + 4.00% (f)	581,875	3M SOFR + 1.50%	Monthly	8/10/2028	611,670	19,810
Citibank, N.A.	Asurion, LLC, New B-11 Term Loan, 1M SOFR + CSA + 4.25% (f)	363,758	3M SOFR + 1.50%	Monthly	8/19/2028	376,336	9,920
Citibank, N.A.	athenahealth Group Inc., Initial Term Loan, 1M SOFR + 3.25%	433,624	3M SOFR + 1.50%	Monthly	2/15/2029	437,659	3,303
Citibank, N.A.	Athletico Physical Therapy, Initial Term B Loan, 3M SOFR + CSA + 4.25% (f)	884,193	3M SOFR + 1.50%	Monthly	2/2/2029	689,137	(196,578)
Citibank, N.A.	Autokiniton US Holdings, Inc., 2024 Replacement Term B Loan, 1M SOFR + CSA + 4.00% (f)	641,276	3M SOFR + 1.50%	Monthly	4/6/2028	638,294	(3,634)
Citibank, N.A.	Axalta Coating Systems US Holdings, Term B-7 Dollar Facility, 3M SOFR + 1.75%	472,591	3M SOFR + 1.50%	Monthly	12/20/2029	476,420	3,809
Citibank, N.A.	Azuria Water Solutions, Inc., 2024 Second Replacement Term Loan, 1M SOFR + 3.75%	801,612	3M SOFR + 1.50%	Monthly	5/17/2028	813,512	11,495
Citibank, N.A.	Balcan Innovations Inc., Term Loan B, 3M SOFR + 4.75% (b)	226,452	3M SOFR + 1.50%	Monthly	10/10/2031	230,177	3,690
Citibank, N.A.	Balrog Acquisition, Inc., First Lien Term Loan, 3M SOFR + CSA + 4.00% (f)	483,819	3M SOFR + 1.50%	Monthly	9/5/2028	488,326	3,528
Citibank, N.A.	Banijay Entertainment S.A.S., Facility B2 (USD), 1M SOFR + 3.25%	353,606	3M SOFR + 1.50%	Monthly	3/2/2028	359,782	5,035
Citibank, N.A.	BCPE North Star US Holdco 2, Inc., Initial Term Loan (First Lien), 1M SOFR + CSA + 4.00% (f)	934,136	3M SOFR + 1.50%	Monthly	6/9/2028	905,737	(30,042)
Citibank, N.A.	BIP Pipco Holdings, LLC, Initial Term Loan, 1M SOFR + 2.25%	159,480	3M SOFR + 1.50%	Monthly	12/6/2030	161,043	1,563
Citibank, N.A.	Blackhawk Network Holdings, Inc. Additional Term B-1 Loan (First Lien), 1M SOFR + 5.00%	181,781	3M SOFR + 1.50%	Monthly	3/12/2029	186,243	4,167
Citibank, N.A.	BMC Software Finance, Inc, 2031 New Dollar Term Loan, 3M SOFR + 3.75%	249,643	3M SOFR + 1.50%	Monthly	7/3/2031	252,373	2,714
Citibank, N.A.	Boost Newco Borrower, LLC, USD Term B-1 Loan, 3M SOFR + 2.50%	271,466	3M SOFR + 1.50%	Monthly	1/31/2031	274,717	3,190
Citibank, N.A.	Brookfield WEC Holdings Inc., TLB (2024), 1M SOFR + 2.25%	434,760	3M SOFR + 1.50%	Monthly	1/17/2031	445,065	9,394
Citibank, N.A.	Brown Group Holding, LLC, Incremental Term B-2 Facility, SOFR + 2.50% (e)	196,016	3M SOFR + 1.50%	Monthly	7/1/2031	198,807	2,503
Citibank, N.A.	Burgess Point Purchaser Corporation, Initial Term Loan (First Lien), 1M SOFR + CSA + 5.25% (f)	236,897	3M SOFR + 1.50%	Monthly	7/25/2029	223,670	(13,905)
Citibank, N.A.	Burlington Coat Factory, Term B-7 Loan, 1M SOFR + 1.75%	531,901	3M SOFR + 1.50%	Monthly	9/24/2031	535,725	3,779
Citibank, N.A.	Buzz Merger Sub LTD., Initial Term Loan, 1M SOFR + CSA + 2.75% (f)	493,540	3M SOFR + 1.50%	Monthly	1/29/2027	494,465	925
Citibank, N.A.	CACI International, Tranche B Term Loan, 1M SOFR + 1.75% (b)	59,850	3M SOFR + 1.50%	Monthly	10/30/2031	60,188	335
Citibank, N.A.	Canister International Group, Amendment No.5 Term Loan, 1M SOFR + 3.50%	62,058	3M SOFR + 1.50%	Monthly	3/22/2029	62,968	901
Citibank, N.A.	Carroll County Energy LLC, Term Loan (2024), 3M SOFR + 4.00%	963,765	3M SOFR + 1.50%	Monthly	6/24/2031	983,537	19,280
Citibank, N.A.	CD&R Hydra Buyer, Inc., First Refinancing Term Loan, 1M SOFR + CSA + 4.00% (f)	440,988	3M SOFR + 1.50%	Monthly	3/14/2031	443,261	2,232
Citibank, N.A.	Century De Buyer LLC 2024 Term Loan, 1M SOFR + 3.50%	98,663	3M SOFR + 1.50%	Monthly	10/30/2030	100,536	1,869
Citibank, N.A.	Charlotte Buyer, Inc. Curo Health Services, LLC, 2024 Term Loan, 1M SOFR + 4.75%	916,050	3M SOFR + 1.50%	Monthly	2/11/2028	992,205	68,844
Citibank, N.A.	Chart Industries, Inc., Amendment No. 7 Term Loan, 3M SOFR + 2.50%	173,073	3M SOFR + 1.50%	Monthly	3/18/2030	177,667	4,348
Citibank, N.A.	Charter Communications Operating, LLC, Term B-4 Loan (c)	250,000	3M SOFR + 1.50%	Monthly	12/9/2030	249,645	(355)
Citibank, N.A.	CHG Healthcare Services, Inc., 2024 Refinancing Term Loan (First Lien), SOFR + CSA + 3.50% (e)(f)	245,987	3M SOFR + 1.50%	Monthly	9/29/2028	250,502	4,348
Citibank, N.A.	CHG Healthcare Services, Inc., Amendment No.5 Refinancing Term Loan (First Lien), 3M SOFR + 3.00%	341,331	3M SOFR + 1.50%	Monthly	9/29/2028	344,017	2,684
Citibank, N.A.	City Brewing Company, LLC First-Out Closing Date Exchanging Term Loan, 3M SOFR + CSA + 3.50% (b)(f)	73,665	3M SOFR + 1.50%	Monthly	4/5/2028	52,225	(21,377)
Citibank, N.A.	City Brewing Company, LLC, Second-Out Closing Date Exchanged Term Loan, 3M SOFR + CSA + 5.00% (3.50% Cash, 1.50% PIK) (b)(d)(f)	111,330	3M SOFR + 1.50%	Monthly	4/5/2028	43,574	(67,662)
Citibank, N.A.	Clarios Global LP, Amendment No. 5 Dollar Term Loan (First Lien), 1M SOFR + 2.50%	286,388	3M SOFR + 1.50%	Monthly	5/6/2030	289,287	2,823
Citibank, N.A.	Clydesdale Acq Holdings Inc/Flex Acquisition Company, Inc., Term B Loan (First Lien), 1M SOFR + 3.175%	332,316	3M SOFR + 1.50%	Monthly	3/30/2029	347,749	11,530
Citibank, N.A.	Cogeco Communications Finance (USA), LP, Amendment No. 5 Incremental Term Loan B, 1M SOFR + CSA + 2.50% (f)	485,635	3M SOFR + 1.50%	Monthly	9/1/2028	490,150	3,640
Citibank, N.A.	Compass Power Generation, L.L.C., Tranche B-3 Term Loan, 1M SOFR + 3.75%	814,529	3M SOFR + 1.50%	Monthly	4/14/2029	833,556	18,537
Citibank, N.A.	Concentra Health Services, Inc., Initial Term Loan, 1M SOFR + 2.25%	32,218	3M SOFR + 1.50%	Monthly	7/26/2031	32,540	321
Citibank, N.A.	Connect U.S. Finco LLC, Amendment No. 4 Term Loan, 1M SOFR + 4.50%	972,357	3M SOFR + 1.50%	Monthly	9/13/2029	854,909	(117,447)
Citibank, N.A.	Corel, Initial Term Loan (First Lien), 3M SOFR + CSA + 5.00% (f)	563,578	3M SOFR + 1.50%	Monthly	7/2/2026	495,410	(78,181)

CIM Real Assets & Credit Fund				Consolidated Schedule of Investments
					December 31, 2024 (Unaudited) (Continued)

TOTAL RETURN SWAP CONTRACTS (a)							Net Unrealized
		Notional		Payment	Termination		Appreciation
Counterparty	Reference Entity/Obligation	Amount	Fund Pays	Frequency	Date	Fair Value	(Depreciation)
Citibank, N.A.	CoreLogic, Inc., Initial Term Loan (First Lien), 1M SOFR + CSA + 3.50% (f)	96,930	3M SOFR + 1.50%	Monthly	6/2/2028	96,123	(893)
Citibank, N.A.	Cornerstone OnDemand, Initial Term Loan (First Lien), 1M SOFR + CSA + 3.75% (f)	675,560	3M SOFR + 1.50%	Monthly	10/16/2028	598,678	(77,850)
Citibank, N.A.	Covetrus, Inc., Initial Term Loan (First Lien), 3M SOFR + 5.00%	169,506	3M SOFR + 1.50%	Monthly	9/20/2029	173,938	1,876
Citibank, N.A.	CP ATLAS BUYER, INC, Term B Loan, 1M SOFR + 3.75%	387,785	3M SOFR + 1.50%	Monthly	12/27/2027	378,860	(8,925)
Citibank, N.A.	CPG International LLC, Term Loan B, 1M SOFR + 2.00% (b)	122,143	3M SOFR + 1.50%	Monthly	9/26/2031	123,100	954
Citibank, N.A.	CPV Fairview, LLC, Term B Advance, 1M SOFR + 3.50%	39,276	3M SOFR + 1.50%	Monthly	8/14/2031	40,016	733
Citibank, N.A.	Crosby Worldwide Limited, Amendment No. 4 Replacement Term Loan, 1M SOFR + 3.50%	114,013	3M SOFR + 1.50%	Monthly	8/16/2029	115,838	1,826
Citibank, N.A.	Culligan 2024 Refinancing Term B 1M SOFR + 3.50%	772,757	3M SOFR + 1.50%	Monthly	7/31/2028	777,723	4,964
Citibank, N.A.	Dermatology Intermediate Holdings III, Inc., Closing Date Term Loan, 3M SOFR + 4.25%	339,292	3M SOFR + 1.50%	Monthly	3/26/2029	333,836	(7,334)
Citibank, N.A.	Dexko Global Inc., Closing Date Dollar Term Loan (First Lien), 3M SOFR + CSA + 3.75% (f)	631,709	3M SOFR + 1.50%	Monthly	10/4/2028	600,483	(31,933)
Citibank, N.A.	DG Investment Intermediate Holdings 2, Inc., Closing Date Initial Term Loan (First Lien), 1M SOFR + CSA + 3.75% (f)	730,274	3M SOFR + 1.50%	Monthly	3/31/2028	739,715	9,094
Citibank, N.A.	DIRECTV FINANCING, LLC, Closing Date Term Loan, 3M SOFR + CSA + 5.00% (f)	415,105	3M SOFR + 1.50%	Monthly	7/22/2027	419,886	3,691
Citibank, N.A.	East West Manufacturing, Initial Term Loan, 1M SOFR + 5.75% (b)	632,009	3M SOFR + 1.50%	Monthly	12/22/2028	633,605	(553)
Citibank, N.A.	Edgewater Generation, Refinancing Term Loan, 1M SOFR + 4.25%	259,846	3M SOFR + 1.50%	Monthly	8/1/2030	265,556	5,617
Citibank, N.A.	EFS - Cogen Holdings I LLC, Term B Advance, 3M SOFR + 3.50%	445,139	3M SOFR + 1.50%	Monthly	10/3/2031	447,222	2,049
Citibank, N.A.	Element Materials Technology Group US Holdings Inc.(EM Midco 2 US LLC), Initial USD Term B Loan (First Lien), 3M SOFR + 3.75%	218,128	3M SOFR + 1.50%	Monthly	6/22/2029	220,431	2,146
Citibank, N.A.	EMRLD Borrower LP, Second Amendment Term Loan (c)	49,875	3M SOFR + 1.50%	Monthly	8/4/2031	50,261	386
Citibank, N.A.	EnergySolutions, LLC, 2023 TLB, 3M SOFR + 3.25%	480,592	3M SOFR + 1.50%	Monthly	9/23/2030	490,021	8,346
Citibank, N.A.	EUC, Initial Term Loan, 3M SOFR + 4.50%	470,673	3M SOFR + 1.50%	Monthly	7/1/2031	466,861	(4,286)
Citibank, N.A.	Fiesta Purchaser, Inc., First Refinancing Term Loan, 1M SOFR + 3.25%	179,550	3M SOFR + 1.50%	Monthly	2/12/2031	181,732	2,013
Citibank, N.A.	First Brands Group, LLC 2022-II Incremental Term Loan (First Lien), 3M SOFR + CSA + 5.00% (f)	260,985	3M SOFR + 1.50%	Monthly	3/15/2027	248,046	(13,514)
Citibank, N.A.	Flexera Software LLC, Term B-3 Loan, 3M SOFR + 3.00%	248,750	3M SOFR + 1.50%	Monthly	3/3/2028	250,733	1,983
Citibank, N.A.	Flutter Entertainment, Term Loan B 2024, 3M SOFR + 1.75%	165,066	3M SOFR + 1.50%	Monthly	11/25/2030	165,262	196
Citibank, N.A.	Foundation Building Materials, 2024 Incremental Term Loan, SOFR + 4.00% (e)	496,253	3M SOFR + 1.50%	Monthly	1/29/2031	492,203	(4,142)
Citibank, N.A.	Franklin Square Holdings, Term B Loan, 1M SOFR + 2.25%	248,752	3M SOFR + 1.50%	Monthly	4/28/2031	251,245	2,447
Citibank, N.A.	Froneri, Facility B4 (First Lien) (c)	249,375	3M SOFR + 1.50%	Monthly	9/17/2031	250,536	1,161
Citibank, N.A.	Gainwell Acquisition Corp., Term B Loan (First Lien), 3M SOFR + CSA + 4.00% (f)	229,275	3M SOFR + 1.50%	Monthly	10/1/2027	222,152	(6,857)
Citibank, N.A.	Garda World Security, Tenth Additional Term Loan, 1M SOFR + 3.50%	1,074,218	3M SOFR + 1.50%	Monthly	2/1/2029	1,082,954	8,506
Citibank, N.A.	Gates Global LLC, Initial B-5 Dollar Term Loan, 1M SOFR + 1.75%	261,199	3M SOFR + 1.50%	Monthly	6/4/2031	262,065	866
Citibank, N.A.	GBT Group Services B.V., Restatement Date Term Loan, 3M SOFR + 3.00%	57,548	3M SOFR + 1.50%	Monthly	7/28/2031	58,046	491
Citibank, N.A.	Genesee & Wyoming New Term Loan B, 3M SOFR + 1.75%	497,500	3M SOFR + 1.50%	Monthly	4/10/2031	499,688	2,001
Citibank, N.A.	Geosyntec Consultants, Inc., Initial Term Loan, 1M SOFR + 3.75%	373,125	3M SOFR + 1.50%	Monthly	7/31/2031	378,281	5,087
Citibank, N.A.	GIP Pilot Acquisition Partners L.P., Amendment No. 1 Refinancing Term Loans, 3M SOFR + 2.50%	247,103	3M SOFR + 1.50%	Monthly	10/4/2030	250,207	3,014
Citibank, N.A.	GLATFELTER CORPORATION, Term Loan, 3M SOFR + 4.25%	247,500	3M SOFR + 1.50%	Monthly	11/4/2031	250,885	3,346
Citibank, N.A.	Gloves Buyer, Inc., Initial Term Loan (First Lien), 1M SOFR + CSA + 4.00% (b)(f)	396,943	3M SOFR + 1.50%	Monthly	12/29/2027	398,352	1,273
Citibank, N.A.	GOAT Holdco, LLC, 2024 Refinancing Term Loan, 1M SOFR + 2.50%	491,013	3M SOFR + 1.50%	Monthly	8/30/2030	495,908	4,608
Citibank, N.A.	Goat Holdco, LLC, Term B Loan (c)	58,676	3M SOFR + 1.50%	Monthly	1/27/2032	58,941	265
Citibank, N.A.	Goosehead Insurnace Holdings, LLC Initial Term Loan (b)(c)	49,875	3M SOFR + 1.50%	Monthly	1/8/2032	50,375	500
Citibank, N.A.	GoTo Group , Exchange First Out Term Loan, 1M SOFR + CSA + 4.75% (f)	218,882	3M SOFR + 1.50%	Monthly	4/28/2028	200,003	(18,879)
Citibank, N.A.	GoTo Group , Second Out Term Loan, 1M SOFR + CSA + 4.75% (f)	302,265	3M SOFR + 1.50%	Monthly	4/28/2028	138,891	(163,373)
Citibank, N.A.	Great Outdoors Group, LLC, Term B-2 Loan, 1M SOFR + CSA + 3.75% (f)	1,255,338	3M SOFR + 1.50%	Monthly	3/6/2028	1,273,398	14,163
Citibank, N.A.	Hamilton Projects Acquiror, LLC, Term Loan, 1M SOFR + 3.75%	325,483	3M SOFR + 1.50%	Monthly	5/30/2031	329,254	3,722
Citibank, N.A.	Harbor Freight Tools USA, Inc., Replacement Term Loan, SOFR + 2.50% (e)	495,314	3M SOFR + 1.50%	Monthly	6/11/2031	493,228	(2,123)
Citibank, N.A.	Heritage Grocers Group, LLC, Term B Loan (First Lien), 3M SOFR + CSA + 6.75% (f)	842,141	3M SOFR + 1.50%	Monthly	7/20/2029	855,207	125
Citibank, N.A.	HS Purchaser, LLC, and Help/Systems Holdings, Inc., Term Loan, 3M SOFR + CSA + 4.00% (f)	326,717	3M SOFR + 1.50%	Monthly	11/19/2026	288,890	(37,827)
Citibank, N.A.	Hunter Douglas, Tranche B-1 Term Loan, 3M SOFR + 3.50%	486,306	3M SOFR + 1.50%	Monthly	2/9/2029	489,117	1,970
Citibank, N.A.	HUNTERSTOWN GENERATION, LLC, Term Loan, 1M SOFR + 3.50%	409,706	3M SOFR + 1.50%	Monthly	11/6/2031	415,059	5,324
Citibank, N.A.	Hyperion Materials & Technologies, Initial Term Loan (First Lien), SOFR + CSA + 4.50% (e)(f)	738,014	3M SOFR + 1.50%	Monthly	8/30/2028	729,608	(8,959)
Citibank, N.A.	Idera, Incremental Term Loan (First Lien), 3M SOFR + 3.50%	496,256	3M SOFR + 1.50%	Monthly	3/2/2028	490,770	(5,801)
Citibank, N.A.	Indicor, Tranche D Dollar Term Loan (First Lien), 1M SOFR + 2.75%	95,316	3M SOFR + 1.50%	Monthly	11/23/2029	98,877	3,558
Citibank, N.A.	Ingenovis Health, Inc. Initial Term Loan (First Lien), 3M SOFR + CSA + 4.25% (f)	620,223	3M SOFR + 1.50%	Monthly	3/5/2028	368,101	(251,756)
Citibank, N.A.	Installed Building Products, Inc., Tranche B-3 Term Loan, 1M SOFR + 1.75%	245,639	3M SOFR + 1.50%	Monthly	3/28/2031	246,484	845
Citibank, N.A.	Insulet Corporation, 2024-A Incremental Term Loan, 1M SOFR + 2.50%	39,797	3M SOFR + 1.50%	Monthly	8/1/2031	40,171	368
Citibank, N.A.	Iridium Communications, Term B-4 Loan, 1M SOFR + 2.25%	575,338	3M SOFR + 1.50%	Monthly	9/20/2030	575,288	(90)
Citibank, N.A.	Ivanti Software, Inc., 2021 Specified Refinancing Term Loan (First Lien), 3M SOFR + CSA + 4.25% (f)	648,375	3M SOFR + 1.50%	Monthly	12/1/2027	450,937	(198,174)
Citibank, N.A.	Janus International Group, LLC, Initial Term Loan (First Lien), 1M SOFR + 2.50%	225,720	3M SOFR + 1.50%	Monthly	8/5/2030	229,283	3,387
Citibank, N.A.	Kidde Global, New Term Loan B, 1M SOFR + 4.25% (b)	227,992	3M SOFR + 1.50%	Monthly	12/2/2031	229,033	1,037
Citibank, N.A.	KKR Apple Bidco, LLC, Initial Term Loan (First Lien), 1M SOFR + CSA + 2.75% (f)	933,165	3M SOFR + 1.50%	Monthly	7/14/2028	941,604	7,640
Citibank, N.A.	Kodiak BP, LLC, Initial Term Loan, 1M SOFR + 3.75%	72,805	3M SOFR + 1.50%	Monthly	12/4/2031	73,315	510
Citibank, N.A.	LBM Borrower, LLC, Initial Term Loan (First Lien), 1M SOFR + CSA + 3.75% (f)	626,305	3M SOFR + 1.50%	Monthly	12/17/2027	629,484	2,777

CIM Real Assets & Credit Fund			Consolidated Schedule of Investments
				December 31, 2024 (Unaudited) (Continued)

TOTAL RETURN SWAP CONTRACTS (a)							Net Unrealized
		Notional		Payment	Termination		Appreciation
Counterparty	Reference Entity/Obligation	Amount	Fund Pays	Frequency	Date	Fair Value	(Depreciation)
Citibank, N.A.	LifePoint Health, 2024-1 Refinancing Term Loan (First Lien), 3M SOFR + 3.75%	236,298	3M SOFR + 1.50%	Monthly	5/19/2031	249,944	13,646
Citibank, N.A.	LifePoint Health, Term B-2, 1M SOFR + 3.50%	249,375	3M SOFR + 1.50%	Monthly	5/19/2031	250,233	858
Citibank, N.A.	LS Group OPCO Acquisition LLC, New Term Loan B, 1M SOFR + 3.00%	453,067	3M SOFR + 1.50%	Monthly	4/23/2031	455,898	2,832
Citibank, N.A.	LSF11 A5 Holdco LLC, 2024 Refinancing Term Loan, 1M SOFR + CSA + 3.50% (f)	635,282	3M SOFR + 1.50%	Monthly	10/5/2028	650,415	14,094
Citibank, N.A.	M2S Group, Initial Term Loan, 1M SOFR + 4.75% (b)	465,000	3M SOFR + 1.50%	Monthly	8/22/2031	483,753	17,593
Citibank, N.A.	Madison IAQ LLC, Initial Term Loan, 6M SOFR + 2.75%	630,356	3M SOFR + 1.50%	Monthly	6/21/2028	638,433	5,907
Citibank, N.A.	Magenta Buyer LLC, First Out Term Loan (First Lien), 3M SOFR + CSA + 6.75% (f)	70,827	3M SOFR + 1.50%	Monthly	7/27/2028	65,726	(5,117)
Citibank, N.A.	Magenta Buyer LLC, Second Out Term Loan (First Lien), 3M SOFR + CSA + 7.75% (6.25% PIK, 1.50% Cash) (d)(f)	90,933	3M SOFR + 1.50%	Monthly	7/27/2028	54,885	(36,067)
Citibank, N.A.	Magenta Buyer LLC, Third Out Term Loan (First Lien), 3M SOFR + CSA + 7.00% (5.50% PIK, 1.50% Cash) (d)(f)	315,364	3M SOFR + 1.50%	Monthly	7/27/2028	111,293	(204,139)
Citibank, N.A.	McAfee, LLC, Second Amendment Tranche B-1 Term Loan, 1M SOFR + 3.00%	900,133	3M SOFR + 1.50%	Monthly	3/1/2029	906,578	6,005
Citibank, N.A.	McGraw Hill Global Education Holdings, LLC, 2024 Term Loan, 3M SOFR + 4.00%	458,621	3M SOFR + 1.50%	Monthly	8/6/2031	467,435	8,699
Citibank, N.A.	Medline Borrower, LP, Third Amendment Incremental Term Loan, 1M SOFR + 2.25%	774,746	3M SOFR + 1.50%	Monthly	10/23/2028	780,797	6,050
Citibank, N.A.	Mega Broadband Investments LLC, Initial Term Loan, 3M SOFR + CSA + 2.75% (f)	547,324	3M SOFR + 1.50%	Monthly	11/12/2027	561,276	10,353
Citibank, N.A.	MH Sub I LLC, 2023 May Incremental Term Loan (First Lien), 1M SOFR + 4.25%	668,313	3M SOFR + 1.50%	Monthly	5/3/2028	691,653	18,030
Citibank, N.A.	Midcontinent Communications, Term Loan (2024), 1M SOFR + 2.50%	198,000	3M SOFR + 1.50%	Monthly	8/18/2031	201,501	3,429
Citibank, N.A.	Naked Juice LLC, Initial Term Loan (First Lien), 3M SOFR + CSA + 3.00% (f)	972,563	3M SOFR + 1.50%	Monthly	1/24/2029	648,209	(325,225)
Citibank, N.A.	Nielsen Consumer Inc., Ninth Amendment Term Loan, 1M SOFR + 4.75%	997,500	3M SOFR + 1.50%	Monthly	3/6/2028	1,010,000	12,239
Citibank, N.A.	NorthStar Group Services, Inc., TLB (2024), 6M SOFR + 4.75%	248,128	3M SOFR + 1.50%	Monthly	5/31/2030	251,272	3,027
Citibank, N.A.	Nuvei Technologies, Tranche B-1 Term Loan, SOFR + 3.00% (e)	228,000	3M SOFR + 1.50%	Monthly	11/17/2031	229,322	1,317
Citibank, N.A.	nVent Thermal Management, TLB (c)	28,429	3M SOFR + 1.50%	Monthly	1/30/2032	28,920	491
Citibank, N.A.	Olaplex, Inc., Initial Term Loan, 1M SOFR + CSA + 3.50% (f)	345,375	3M SOFR + 1.50%	Monthly	2/17/2029	334,787	(12,794)
Citibank, N.A.	Oldcastle BuildingEnvelope, Term B Loan, 6M SOFR + 4.25%	718,159	3M SOFR + 1.50%	Monthly	4/30/2029	730,234	6,495
Citibank, N.A.	Omnia Partners, LLC, Initial Term Loan (2024), 3M SOFR + CSA + 2.75% (f)	66,583	3M SOFR + 1.50%	Monthly	7/25/2030	67,077	491
Citibank, N.A.	Open Text Corporation, 2023 Replacement Term Loan, 1M SOFR + 1.75%	310,095	3M SOFR + 1.50%	Monthly	1/31/2030	310,541	447
Citibank, N.A.	Oregon Clean Energy, LLC, Facility B, 3M SOFR + 4.00%	653,720	3M SOFR + 1.50%	Monthly	7/12/2030	660,084	6,228
Citibank, N.A.	Outcomes Group Holdings, INC, First Amendment Term Loan, 1M SOFR + 3.25%	248,199	3M SOFR + 1.50%	Monthly	5/6/2031	252,368	4,156
Citibank, N.A.	PetSmart, Inc., Initial Term Loan, 1M SOFR + CSA + 3.75% (f)	1,256,268	3M SOFR + 1.50%	Monthly	2/11/2028	1,258,037	12
Citibank, N.A.	PHOENIX GUARANTOR INC, Tranche B-5 Term Loan (First Lien), 1M SOFR + 2.50%	739,435	3M SOFR + 1.50%	Monthly	2/21/2031	749,843	10,380
Citibank, N.A.	Pitney Bowes Inc., Refinancing Tranche B Term Loan, 1M SOFR + CSA + 4.00% (f)	736,921	3M SOFR + 1.50%	Monthly	3/17/2028	745,856	7,667
Citibank, N.A.	Ply Gem Midco, Inc., Tranche B Term Loan, 1M SOFR + 3.25%	240,091	3M SOFR + 1.50%	Monthly	4/12/2028	261,303	12,047
Citibank, N.A.	Ply Gem Midco, Inc., Tranche C Term Loan, 1M SOFR + 4.50%	248,750	3M SOFR + 1.50%	Monthly	5/15/2031	241,485	(7,375)
Citibank, N.A.	Quikrete Holdings, Inc, Tranche B-1 Term Loan (First Lien), 1M SOFR + 2.50%	496,256	3M SOFR + 1.50%	Monthly	3/25/2031	497,838	1,487
Citibank, N.A.	Radnet Management, Inc., 2024 Refinancing Term Loan (First Lien), 3M SOFR + 2.25%	247,505	3M SOFR + 1.50%	Monthly	4/18/2031	250,956	3,451
Citibank, N.A.	RC Buyer, Inc., Initial Term Loan (First Lien), 1M SOFR + CSA + 3.50% (f)	321,801	3M SOFR + 1.50%	Monthly	7/26/2028	321,484	(554)
Citibank, N.A.	Red Planet Borrower LLC, Initial Term Loan, 1M SOFR + CSA + 3.50% (f)	483,262	3M SOFR + 1.50%	Monthly	10/2/2028	478,244	(5,697)
Citibank, N.A.	Redstone Holdco 2 LP, Initial Term Loan (First Lien), 3M SOFR + CSA + 4.75% (f)	829,983	3M SOFR + 1.50%	Monthly	4/27/2028	568,589	(284,908)
Citibank, N.A.	Ring Container Technologies, 2024 Refinancing Term Loan, 1M SOFR + 2.75%	380,689	3M SOFR + 1.50%	Monthly	8/14/2028	384,234	3,369
Citibank, N.A.	Ryan Specialty Group , 2024 Term Loan, 1M SOFR + 2.25%	192,662	3M SOFR + 1.50%	Monthly	9/15/2031	193,463	806
Citibank, N.A.	Scientific Games Lottery, 2024 Refinancing Dollar Term Loan, 3M SOFR + 3.00%	693,357	3M SOFR + 1.50%	Monthly	4/4/2029	698,361	4,778
Citibank, N.A.	Select Medical Corporation, Tranche B-2 Term Loan, 1M SOFR + 2.00%	58,925	3M SOFR + 1.50%	Monthly	12/3/2031	59,390	464
Citibank, N.A.	Sinclair Television Group, Inc, Term B-4 Loan, 1M SOFR + CSA + 3.75% (f)	560,275	3M SOFR + 1.50%	Monthly	4/13/2029	482,313	(85,695)
Citibank, N.A.	Sitel, Initial Dollar Term Loan, 1M SOFR + CSA + 3.75% (f)	661,817	3M SOFR + 1.50%	Monthly	8/27/2028	450,634	(212,549)
Citibank, N.A.	Software AG, Facility B (USD), 3M SOFR + 4.50%	198,000	3M SOFR + 1.50%	Monthly	9/16/2030	202,500	4,238
Citibank, N.A.	South Field Energy LLC, Term Loan B Advance, 3M SOFR + 3.75%	678,915	3M SOFR + 1.50%	Monthly	8/15/2031	686,440	7,460
Citibank, N.A.	South Field Energy LLC, Term Loan C Advance, 3M SOFR + 3.75%	41,640	3M SOFR + 1.50%	Monthly	8/15/2031	42,102	458
Citibank, N.A.	Specialty Building Products Holdings, LLC Initial Term Loan, 1M SOFR + CSA + 3.75% (f)	486,042	3M SOFR + 1.50%	Monthly	10/15/2028	485,952	(670)
Citibank, N.A.	Spring Education Group, Inc., Initial Term Loan, 3M SOFR + 4.00%	135,964	3M SOFR + 1.50%	Monthly	9/28/2030	138,718	2,532
Citibank, N.A.	StandardAero Aviation Holdings, Inc., Initial Term B-1 Loan, 1M SOFR + 2.25%	108,531	3M SOFR + 1.50%	Monthly	10/31/2031	109,303	771
Citibank, N.A.	StandardAero Aviation Holdings, Inc., Initial Term B-2 Loan, 1M SOFR + 2.25%	41,282	3M SOFR + 1.50%	Monthly	10/31/2031	41,576	293
Citibank, N.A.	Staples, Inc., 2024 TLB, 3M SOFR + 5.75%	410,400	3M SOFR + 1.50%	Monthly	8/23/2029	409,667	(1,850)
Citibank, N.A.	Star Parent, Inc., Term Loan, 3M SOFR + 4.00%	175,013	3M SOFR + 1.50%	Monthly	9/19/2030	173,881	(1,603)
Citibank, N.A.	Summit Materials, Term B-2 Loan, 1M SOFR + 1.75%	90,228	3M SOFR + 1.50%	Monthly	11/30/2028	90,681	416
Citibank, N.A.	SupplyOne, Term B Loan, 1M SOFR + 3.75%	21,414	3M SOFR + 1.50%	Monthly	4/19/2031	21,838	408
Citibank, N.A.	Taylor Made Golf Company, Initial Term Loan, 1M SOFR + CSA + 3.25% (f)	554,593	3M SOFR + 1.50%	Monthly	1/26/2029	555,835	887
Citibank, N.A.	Teneo Global LLC, Initial Term Loan, 1M SOFR + 4.75%	1,005,153	3M SOFR + 1.50%	Monthly	3/7/2031	1,025,886	19,907
Citibank, N.A.	Tenneco Inc., Term B Loan (First Lien), 3M SOFR + CSA + 5.00% (f)	425,000	3M SOFR + 1.50%	Monthly	11/17/2028	486,750	43,467
Citibank, N.A.	Thunder Generation, Term Loan, 3M SOFR + 3.00%	58,529	3M SOFR + 1.50%	Monthly	9/26/2031	59,283	746
Citibank, N.A.	Transdigm Inc., New Tranche J Term Loan, 3M SOFR + 2.50%	90,229	3M SOFR + 1.50%	Monthly	2/28/2031	90,712	450
Citibank, N.A.	Transdigm Inc., Tranche K Term Loan, 3M SOFR + 2.75%	480,258	3M SOFR + 1.50%	Monthly	3/22/2030	492,124	11,045
Citibank, N.A.	Tronox Finance LLC, TLB 2024, 3M SOFR + 2.25%	246,881	3M SOFR + 1.50%	Monthly	4/4/2029	250,389	3,507
Citibank, N.A.	TruGreen Limited Partnership, Second Refinancing Term Loan (First Lien), 1M SOFR + CSA + 4.00% (f)	356,309	3M SOFR + 1.50%	Monthly	11/2/2027	363,287	1,963

CIM Real Assets & Credit Fund			Consolidated Schedule of Investments
				December 31, 2024 (Unaudited) (Continued)

TOTAL RETURN SWAP CONTRACTS (a)								Net Unrealized
		Notional		Payment	Termination			Appreciation
Counterparty	Reference Entity/Obligation	Amount	Fund Pays	Frequency	Date	Fair Value		(Depreciation)
Citibank, N.A.	TTM Technologies, Inc., New Term Loan, 1M SOFR + 2.25% (b)	248,663	3M SOFR + 1.50%	Monthly	5/30/2030	250,310		1,609
Citibank, N.A.	U.S. Anesthesia Partners , Initial Term Loan (First Lien), 1M SOFR + CSA + 4.25% (f)	554,381	3M SOFR + 1.50%	Monthly	10/2/2028	555,202		(286)
Citibank, N.A.	UFC Holdings LLC, Incremental Term B-4 Loan (First Lien), 3M SOFR + 2.25%	48,720	3M SOFR + 1.50%	Monthly	11/21/2031	49,110		390
Citibank, N.A.	United Air Lines, Inc. and Continental Airlines, Inc., 2024 TLB, 3M SOFR + 2.00%	166,231	3M SOFR + 1.50%	Monthly	2/24/2031	167,761		1,517
Citibank, N.A.	United Natural Foods, 2024 Term Loan, 1M SOFR + 4.75%	243,775	3M SOFR + 1.50%	Monthly	5/1/2031	253,290		9,181
Citibank, N.A.	Veritiv Corportation, Initial Term Loan (c)	23,690	3M SOFR + 1.50%	Monthly	11/29/2030	23,914		223
Citibank, N.A.	Vertex Aerospace Services Corp, Term Loan B 2024 (c)	47,560	3M SOFR + 1.50%	Monthly	12/18/2030	47,765		205
Citibank, N.A.	Victra Finance Corp., Third Amendment Incremental Term Loan, 3M SOFR + 5.25%	706,609	3M SOFR + 1.50%	Monthly	3/30/2029	741,791		34,059
Citibank, N.A.	Virtusa Corporation, Term B-2 Loan, 1M SOFR + 3.25%	780,240	3M SOFR + 1.50%	Monthly	2/15/2029	792,766		11,988
Citibank, N.A.	Vistage Worldwide, Initial Term Loan, 3M SOFR + 4.75% (b)	493,722	3M SOFR + 1.50%	Monthly	7/13/2029	497,599		3,551
Citibank, N.A.	Vivid Seats, New Jun-2024 1LTL, 3M SOFR + 3.00%	76,731	3M SOFR + 1.50%	Monthly	2/5/2029	77,594		863
Citibank, N.A.	Vizient, Inc., Term B-8 Loan, 1M SOFR + 2.00%	62,344	3M SOFR + 1.50%	Monthly	8/1/2031	63,063		713
Citibank, N.A.	Watlow Electric Manufacturing Company, Initial Term Loan, 3M SOFR + 3.50%	956,351	3M SOFR + 1.50%	Monthly	3/2/2028	967,646		11,483
Citibank, N.A.	Weight Watchers International, Inc., Initial Term, 1M SOFR + CSA + 3.50% (f)	1,171,997	3M SOFR + 1.50%	Monthly	4/13/2028	267,218		(904,745)
Citibank, N.A.	WELLFUL INC., Tranche A Term Loan (First Lien) (b)(c)	243,801	3M SOFR + 1.50%	Monthly	4/19/2030	245,020		1,219
Citibank, N.A.	WELLFUL INC., Tranche B Term Loan (First Lien), 1M SOFR + CSA + 6.25% (b)(f)	374,109	3M SOFR + 1.50%	Monthly	10/19/2030	299,287		(74,822)
Citibank, N.A.	White Cap Supply Holdings, LLC, Tranche C Term Loan, 1M SOFR + 3.25%	287,837	3M SOFR + 1.50%	Monthly	10/19/2029	289,375		1,503
Citibank, N.A.	WhiteWater DBR, Term B-1, 1M SOFR + 2.25%	708,938	3M SOFR + 1.50%	Monthly	3/3/2031	717,619		8,359
Citibank, N.A.	Wood MacKenzie, Term Loan, 3M SOFR + 3.00%	153,462	3M SOFR + 1.50%	Monthly	2/10/2031	154,972		1,511
Citibank, N.A.	Xperi, Amendment No.3 Replacement Term Loan, 1M SOFR + 3.00%	598,330	3M SOFR + 1.50%	Monthly	6/8/2028	603,342		4,652
Citibank, N.A.	ZelisRedCard, Term B-2 Loan, 1M SOFR + 2.75%	990,025	3M SOFR + 1.50%	Monthly	9/28/2029	997,771		6,922
Citibank, N.A.	Zinc Holdings, Inc., 2021 Refinancing Term Loan (First Lien), 1M SOFR + CSA + 4.75% (f)	164,153	3M SOFR + 1.50%	Monthly	2/11/2028	164,566		126
		$84,252,551				$81,175,030	(g)	$(3,281,055)

(a)	The Fund's interest in the total return swap transactions are held through a wholly-owned subsidiary of the Fund, RACR-FS, LLC, a Delaware limited liability company.
(b)	Security is classified as Level 3 in the Fund's fair value hierarchy.
(c)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to settlement date, including spread.
(d)	PIK security for which interest may be paid in cash or additional principal.
(e)	Security has more than one contract with varying floating benchmark rates indexed to SOFR.
(f)	Security has a CSA to account for the difference between LIBOR and SOFR.
(g)	From time to time, the Fund may receive or pay upfront fees that generally represent premiums paid or received in relation to the total return swap contract reference entities listed in the table above. The Fund has determined that such fees were not material to the total return swap contracts during the quarter ended December 31, 2024.

Reference Rates - Reference rates reset throughout the period and therefore the rates in the schedule of investments may vary from the rates noted immediately below.
1M SOFR - 1 Month SOFR as of December 31, 2024 was 4.33249%
3M SOFR - 3 Month SOFR as of December 31, 2024 was 4.30510%
6M SOFR - 6 Month SOFR as of December 31, 2024 was 4.25001%